Accrued Expenses and Other Payables - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses [Abstract]
Accrued payroll and related expenses	$ 252,564	$ 213,860
Other payables	443,309	133,738
Total accrued expenses and other payables	$ 695,873	$ 347,598